ZHEJIANG JIAHUAN ELECTRONIC COMPANY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Share capital CNY (¥)	Capital reserves CNY (¥)	PRC statutory reserves CNY (¥)	Retained earnings CNY (¥)	Non controlling interest CNY (¥)
Beginning Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2012	¥ 82,875		¥ 11,250	¥ 8,542	¥ 20,920	¥ 41,883	¥ 280
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	2,308					2,305	3
Net loss and total comprehensive loss | $		$ 35
Transfer to statutory reserve | ZHEJIANG JIAHUAN	0				11	(11)
Dividend paid | ZHEJIANG JIAHUAN	(2,250)					(2,250)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2013	82,933		11,250	8,542	20,931	41,927	283
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	4,710					4,710
Net loss and total comprehensive loss | $		(131)
Dividend paid | ZHEJIANG JIAHUAN	(2,250)					(2,250)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2014	85,393		11,250	8,542	20,931	44,387	283
Net loss and total comprehensive loss | ZHEJIANG JIAHUAN	4,936					4,936
Net loss and total comprehensive loss | $		$ (593)
Disposal of Non-controlling interest | ZHEJIANG JIAHUAN	(283)						(283)
Ending Balance, amount (ZHEJIANG JIAHUAN) at Dec. 31, 2015	¥ 90,046		¥ 11,250	¥ 8,542	¥ 20,931	¥ 49,323	¥ 0